Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in demographic assumptions	$ (164)	$ (2)
Changes in financial assumptions	(828)	(188)
Experience adjustments	(22)	(31)
Return on plan assets (excluding interest based on discount rate)	268	(749)
Change in asset ceiling (excluding interest income)		(2)
Total remeasurements of employee benefit plans	(746)	(972)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	(65)	(34)
Changes in financial assumptions	(134)	6
Experience adjustments	(35)	(62)
Return on plan assets (excluding interest based on discount rate)		(1)
Total remeasurements of employee benefit plans	$ (234)	$ (91)